Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (2,734,704)	$ (303,571)	$ (952,912)	$ (735,729)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(12,265,065)		(6,326,350)	(1,500,000)
Effect of interest rate swaps	(9,800,000)		(9,800,000)	(6,800,000)
Interest-bearing financial instruments	(22,065,065)		(16,126,350)	(8,300,000)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(15,595,843)		(18,028,816)	(14,937,043)
Interest-bearing financial instruments	(5,795,843)		(8,228,816)	(8,137,043)
Debt securities, value	$ 9,800,000		$ 9,800,000	$ 6,800,000